Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Corporate Debt Securities
Investments, Fair Value Disclosure	$ 380,359	$ 418,548
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	223,381,877	261,183,377
Investments, Fair Value Disclosure	223,762,236	261,601,925
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	380,359	418,548
Fair Value, Inputs, Level 1 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	380,359	418,548
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	223,381,877	261,183,377
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	223,381,877	261,183,377
Fair Value, Inputs, Level 3 | Corporate Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3
Investments, Fair Value Disclosure	$ 0	$ 0